Summary of Significant Accounting Policies - Changes in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	$ 3,450,451
Other comprehensive (loss) income before reclassifications, net of tax	36,902	$ (292,329)
Amounts reclassified from accumulated other comprehensive loss, net of tax	59,394	29,843
Net current period other comprehensive income (loss)	96,296	(262,486)
Ending balance	3,674,707	3,450,451
Cash Flow and Net Investment Hedges
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	10,726	(17,388)
Other comprehensive (loss) income before reclassifications, net of tax	11,237	26,563
Amounts reclassified from accumulated other comprehensive loss, net of tax	2,380	1,551
Net current period other comprehensive income (loss)	13,617	28,114
Ending balance	24,343	10,726
Cash Flow and Net Investment Hedges | Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	0
Ending balance		0
Foreign Currency Translation
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	(499,482)	(266,247)
Other comprehensive (loss) income before reclassifications, net of tax	3,545	(233,235)
Amounts reclassified from accumulated other comprehensive loss, net of tax	34,701	0
Net current period other comprehensive income (loss)	38,246	(233,235)
Ending balance	(461,236)	(499,482)
Foreign Currency Translation | Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	0
Ending balance		0
Accumulated Other Comprehensive Loss
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	(1,115,078)	(852,592)
Ending balance	(1,141,308)	(1,115,078)
Accumulated Other Comprehensive Loss | Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	(122,526)
Ending balance		(122,526)
Pension Benefits | Accumulated Defined Benefit Plans Adjustment Attributable to Parent
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	(624,539)	(567,443)
Other comprehensive (loss) income before reclassifications, net of tax	22,119	(85,677)
Amounts reclassified from accumulated other comprehensive loss, net of tax	22,646	28,581
Net current period other comprehensive income (loss)	44,765	(57,096)
Ending balance	(702,300)	(624,539)
Pension Benefits | Accumulated Defined Benefit Plans Adjustment Attributable to Parent | Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	(122,526)
Ending balance		(122,526)
Other Post-Retirement Benefits | Accumulated Defined Benefit Plans Adjustment Attributable to Parent
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	(1,783)	(1,514)
Other comprehensive (loss) income before reclassifications, net of tax	1	20
Amounts reclassified from accumulated other comprehensive loss, net of tax	(333)	(289)
Net current period other comprehensive income (loss)	(332)	(269)
Ending balance	(2,115)	(1,783)
Other Post-Retirement Benefits | Accumulated Defined Benefit Plans Adjustment Attributable to Parent | Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Loss by Component
Beginning balance	$ 0
Ending balance		$ 0